Trade and other payables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other payables

Note 23 Trade and other payables

Trade and other payables are detailed as follows:

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	423,583,701	45,275	361,637,804	88,596
Trade an other current payables	423,583,701	45,275	361,637,804	88,596
Withholdings payable	91,303,484	-	73,336,359	-
Trade accounts payable withholdings	91,303,484	-	73,336,359	-
Total	514,887,185	45,275	434,974,163	88,596